UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CastleRock Asset Management, Inc.

Address:   101 Park Avenue, 23rd Floor
           New York, NY 10178


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Tanico
Title:  Principal
Phone:  212-251-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Tanico                 New York, NY                       11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $       81,783
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABERCROMBIE & FITCH CO       CL A             002896207    3,261   96,124 SH       SOLE                 96,124      0    0
AMARIN CORP PLC              SPONS ADR NEW    023111206    3,702  294,401 SH       SOLE                294,401      0    0
AMERICAN AXLE & MFG HLDGS IN COM              024061103      282   25,000 SH       SOLE                 25,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784   10,328  314,967 SH       SOLE                314,967      0    0
APPLE INC                    COM              037833100    6,770   10,148 SH       SOLE                 10,148      0    0
BIOGEN IDEC INC              COM              09062X103    5,566   37,304 SH       SOLE                 37,304      0    0
CAPITAL ONE FINL CORP        COM              14040H105    1,580   27,721 SH       SOLE                 27,721      0    0
CBS CORP NEW                 CL B             124857202    5,356  147,438 SH       SOLE                147,438      0    0
CORNING INC                  COM              219350105    4,559  346,670 SH       SOLE                346,670      0    0
DECKERS OUTDOOR CORP         COM              243537107    3,057   83,442 SH       SOLE                 83,442      0    0
EQUINIX INC                  COM NEW          29444U502    8,147   39,538 SH       SOLE                 39,538      0    0
JOY GLOBAL INC               COM              481165108    1,714   30,566 SH       SOLE                 30,566      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    1,931  553,220 SH       SOLE                553,220      0    0
KINDER MORGAN INC DEL        COM              49456B101    5,264  148,187 SH       SOLE                148,187      0    0
LYONDELLBASELL INDUSTRIES    SHS - A -        N53745100    5,436  105,236 SH       SOLE                105,236      0    0
NATIONAL OILWELL VARCO INC   COM              637071101    8,013  100,029 SH       SOLE                100,029      0    0
UNITED RENTALS INC           COM              911363109    6,818  208,428 SH       SOLE                208,428      0    0


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